Amount Due from/(to) Related Parties	6 Months Ended
Jun. 30, 2026
Amount Due from/(to) Related Parties [Abstract]
AMOUNT DUE FROM/(TO) RELATED PARTIES
13	AMOUNT DUE FROM/(TO) RELATED PARTIES

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Trade
Amount due from Solar Bina Engineering Sdn. Bhd.	24,727	—	—
Amount due from RL Solar Assets Sdn. Bhd.	—	1,181,436	289,745
Amount due from Reservoir Link Renewable Sdn. Bhd.	1,108,818	1,908,621	468,087
Amount due from RL Sigma Engineering Sdn. Bhd.	697,677	697,677	171,104
	1,831,222	3,787,734	928,936
Non-trade
Amount due from Solar Bina Engineering Sdn. Bhd.	100,000	—	—
Amount due from Reservoir Link Energy Bhd.	217,995	433,138	106,226
Amount due from RL Solar Assets Sdn. Bhd.	308,165	308,165	75,577
	626,160	741,303	181,803

Amount due from related parties	2,457,382	4,529,037	1,110,739

Non-trade
Amount due to Reservoir Link Energy Bhd.	1,830,787	—	—
Amount due to Reservoir Link Sdn. Bhd.	258,804	258,804	63,471
Amount due to Solar Bina Engineering Sdn. Bhd.	1,500,000	—	—
Amount due to Reservoir Link Renewable Sdn. Bhd.	—	54,613	13,394
Amount due to Mr. Lee Seng Chi	312,004	156,008	38,261
Amount due to related parties	3,901,595	469,425	115,126

Both amount due to and from related parties is repayable on demand. Other than amount due to and from related parties that is trade nature, amount due to and from related parties is subject to interest rate of BLR + 1.5% per annum.

Material Transactions with Related Parties

Name of Related Party	Relationship to Us
Solar Bina Engineering Sdn. Bhd.	An entity where Chief Executive Officer and Director Mr. Lee Seng Chi is a common director.
Reservoir Link Energy Bhd.	Our largest shareholder.
Reservoir Link Holdings Sdn. Bhd.	A corporate shareholder of Reservoir Link Energy Bhd.
Reservoir Link Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Reservoir Link Renewable Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
RL Sigma Engineering Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Lee Seng Chi	Our Chief Executive Officer and Director
RL Solar Assets Sdn Bhd (formerly known as RL Sunseap Energy Sdn. Bhd.)	Related company with Reservoir Link Energy Bhd. and joint venture with Founder Assets Sdn Bhd
SRM Utama Selambau Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.

	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Revenue from RL Solar Assets Sdn. Bhd.	4,360,439	753,841	184,878
Revenue from Reservoir Link Renewable Sdn. Bhd.	7,368,513	8,130,348	1,993,954
Revenue from RL Sigma Engineering Sdn. Bhd.	2,940,468	—	—
Revenue from SRM Utama Selambau Sdn. Bhd.	—	26,828,939	6,579,752
Total revenue from related parties	14,669,420	35,713,128	8,758,584

Purchases from Reservoir Link Renewable Sdn. Bhd.	386,972	430,333	105,538

Expenses charged by Reservoir Link Energy Bhd.	216,352	—	—

Rental payment to Mr. Lee Seng Chi	156,000	156,000	38,259

Finance cost charged by Reservoir Link Energy Bhd.	59,223	6,862	1,683

Advances to Solar Bina Engineering Sdn. Bhd.	1,500,000	1,004,490	246,349

The related party transactions mainly derived from the sales of renewable energy services, recharge of expenses, rental expenses, interest expenses on advances, management fees and advances.

The significant related party transactions with RL Solar Assets Sdn. Bhd. and Reservoir Link Renewable Sdn. Bhd. were attributable to several contracts secured through these entities as solar assets investors. The Group was appointed as the contractor to provide engineering, procurement, construction and commissioning works for rooftop solar photovoltaic facilities.

The consultancy fees related to project management services provided by Reservoir Link Renewable Sdn. Bhd. for commercial and industrial projects. In addition, rental payments of RM26,000 per month are payable to Mr. Lee Seng Chi for the lease of the Company’s principal office.

The significant related party transactions charged by Reservoir Link Energy Bhd. include one-off expense reimbursement related to the Initial Public Offering exercise and the interest expenses and management fees are costs incurred or shared on behalf of the Group and interest expense on funds advanced to the Group.

Advances were provided to Solar Bina Engineering Sdn. Bhd. for its short-term working capital needs, which are expected to be settled in due course.